Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 38,266	$ 20,662	$ 18,565
Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49	4,028
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,842	1,111	70
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	36,424	19,502	14,467
Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	38,266	20,662	18,565
Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49	4,028
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,842	1,111	70
Financial liabilities not measured at fair value | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	$ 36,424	19,502	$ 14,467
As previously reported
Disclosure of financial liabilities [line items]
Financial liabilities		20,759
As previously reported | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
As previously reported | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,111
As previously reported | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities		19,599
As previously reported | Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities		20,759
As previously reported | Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
As previously reported | Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,111
As previously reported | Financial liabilities not measured at fair value | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities		$ 19,599